Trade and Other Receivables - Additional Information (Detail) - Customer	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Trade And Other Receivables [Line Items]
Description of how management determines concentrations	Customers for which it had sales representing 10% or more of the Group’s total consolidated revenues
Number of customers with sales representing 10% or more of revenues	0
Bottom of Range [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of entity's revenue	10.00%	10.00%	10.00%